Transamerica Life Insurance Company
Administrative Office: 4333 Edgewood Road NE – MS 4240 Cedar Rapids, Iowa 52499

September 2, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Merrill Lynch Life Variable Annuity Separate Account A

Merrill Lynch Retirement Plus Separate Account A - 333-232454;

Merrill Lynch Retirement Power - 333-232457;

Merrill Lynch Retirement Optimizer – 333-232459

Merrill Lynch Investor Choice – Investor Series – 333-232456

Commissioners:

Transamerica Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2020, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Semi-Annual Report Filings:

BlackRock Variable Series Funds, Inc.

BlackRock Managed Volatility V.I. Fund, SEC File No.: 811-03290

BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290

BlackRock Capital Appreciation V.I. Fund, SEC File No.: 811-03290

BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290

BlackRock Global Opportunities V.I. Fund, SEC File No.: 811-03290

BlackRock U.S. Government Bond V.I. Fund, SEC File No.: 811-03290

BlackRock High Yield V.I. Fund, SEC File No.: 811-03290

BlackRock International V.I. Fund, SEC File No.: 811-03290

BlackRock Advantage Large Cap Core V.I. Fund, SEC File No.: 811-03290

BlackRock Large Cap Focus Growth V.I. Fund, SEC File No.: 811-03290

BlackRock Advantage Large Cap Value V.I. Fund, SEC File No.: 811-03290

BlackRock Government Money Market V.I. Fund, SEC File No.: 811-03290

BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290

BlackRock Total Return V.I. Fund, SEC File No.: 811-03290

BlackRock Equity Dividend V.I. Fund, SEC File No.: 811-03290

BlackRock Advantage U.S. Total Market V.I. Fund, SEC File No.: 811-03290

AIM Variable Insurance Funds

Invesco V.I. Value Opportunities Fund, SEC File No.: 811-07452

Invesco V.I. American Franchise Fund, SEC File No.: 811-07452

Invesco V.I. Core Equity Fund, SEC File No.: 811-07452

Invesco V.I. International Growth Fund, SEC File No.: 811-07452

Invesco V.I. Mid Cap Core Equity Fund, SEC File No.: 811-07452

Invesco V.I. Comstock Fund, SEC File No.: 811-07452

Member of the Group

Transamerica Life Insurance Company
Administrative Office: 4333 Edgewood Road NE – MS 4240 Cedar Rapids, Iowa 52499

AllianceBernstein Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio, SEC File No.: 811-05398

AB Growth and Income Portfolio, SEC File No.: 811-05398

AB International Value Portfolio, SEC File No.: 811-05398

AB Large Cap Growth Portfolio, SEC File No.: 811-05398

AB Small/Mid Cap Value Portfolio, SEC File No.: 811-05398

AB Growth and Income Portfolio, SEC File No.: 811-05398

American Century Variable Portfolios, Inc.

VP Ultra Fund, SEC File No.: 811-05188

American Funds Insurance Series

Asset Allocation Fund, SEC File No.: 811-03857

Bond Fund, SEC File No.: 811-03857

Growth Fund, SEC File No.: 811-03857

Growth-Income Fund, SEC File No.: 811-03857

International Fund, SEC File No.: 811-03857

Davis Variable Account Fund, Inc.

Davis Value Portfolio, SEC File No.: 811-09293

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund, SEC File No.: 811-10067

Eaton Vance VT Large-Cap Value Fund, SEC File No.: 811-10067

Federated Insurance Series

Federated Hermes Managed Volatility Fund II, SEC File No.: 811-08042

Federated Hermes Kaufmann Fund II, SEC File No.: 811-08042

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund, SEC File No.: 811-05583

Templeton Growth VIP Fund, SEC File No.: 811-05583

Janus Aspen Series

Janus Henderson Forty Portfolio, SEC File No.: 811-07736

Janus Henderson Enterprise Portfolio, SEC File No.: 811-07736

MFS Variable Insurance Trust

MFS Growth Series, SEC File No.: 811-08326

Oppenheimer Variable Accounts Funds

Invesco Oppenheimer V.I. Main Street Fund®/VA, SEC File No.: 811-04108

PIMCO Variable Insurance Trust

CommodityRealReturn Strategy Portfolio, SEC File No.: 811-08399

Low Duration Portfolio, SEC File No.: 811-08399

Real Return Portfolio, SEC File No.: 811-08399

Total Return Portfolio, SEC File No.: 811-08399

Pioneer Variable Contracts Trust

Pioneer High Yield VCT Portfolio, SEC File No.: 811-08786

Pioneer Real Estate Shares VCT Portfolio, SEC File No.: 811-08786

Member of the Group

Transamerica Life Insurance Company
Administrative Office: 4333 Edgewood Road NE – MS 4240 Cedar Rapids, Iowa 52499

Transamerica Series Trust

TA BlackRock iShares Edge 40 VP, SEC File No.: 811-04419

TA WMC US Growth VP, SEC File No.: 811-04419

TA Janus Mid Cap Growth VP, SEC File No.: 811-04419

TA Small/Mid Cap Value VP, SEC File No.: 811-04419

TA Jennison Growth VP, SEC File No.: 811-04419

TA T.Rowe Price Small Cap VP, SEC File No.: 811-04419

TA TS&W International Equity VP, SEC File No.: 811-04419.

TA JP Morgan Enhanced Index VP, SEC File No. 811-04419

TA MFS International Equity VP, SEC File No. 811-04419

Wanger Advisors Trust

Wanger International, SEC File No.: 811-08748

Wanger USA, SEC File No.: 811-08748

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (720) 488-7884.

Very truly yours,

  /s/ Brian Stallworth

Brian Stallworth

Assistant Secretary

Member of the Group